Intangible Assets Other Than Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 686,076,000	$ 593,376,000
Amortization expense of intangible assets	449,463,000	351,114,000	$ 240,579,000
Intangible assets with an indefinite useful life	0
Capitalized finance cost	$ 7,611,000	$ 14,407,000	$ 0
Weighted average finance cost	9.23	8.95	0.00
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 601,792,000	$ 523,510,000
Amortization expense of intangible assets	437,962,000	349,932,000
Employee expenses capitalized	$ 89,154,000	$ 82,662,000	$ 68,186,000